Fair Values of Pension Plan Assets (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Equity securities Domestic Securities (Assets) USD ($)	Mar. 31, 2012 Equity securities Domestic Securities (Assets) JPY (¥)	Mar. 31, 2011 Equity securities Domestic Securities (Assets) JPY (¥)	Mar. 31, 2012 Equity securities Domestic Commingled funds USD ($)	Mar. 31, 2012 Equity securities Domestic Commingled funds JPY (¥)	Mar. 31, 2011 Equity securities Domestic Commingled funds JPY (¥)	Mar. 31, 2012 Equity securities Overseas Securities (Assets) USD ($)	Mar. 31, 2012 Equity securities Overseas Securities (Assets) JPY (¥)	Mar. 31, 2011 Equity securities Overseas Securities (Assets) JPY (¥)	Mar. 31, 2012 Equity securities Overseas Commingled funds USD ($)	Mar. 31, 2012 Equity securities Overseas Commingled funds JPY (¥)	Mar. 31, 2011 Equity securities Overseas Commingled funds JPY (¥)	Mar. 31, 2012 Debt securities Domestic Commingled funds USD ($)	Mar. 31, 2012 Debt securities Domestic Commingled funds JPY (¥)	Mar. 31, 2011 Debt securities Domestic Commingled funds JPY (¥)	Mar. 31, 2012 Debt securities Domestic Government bonds USD ($)	Mar. 31, 2012 Debt securities Domestic Government bonds JPY (¥)	Mar. 31, 2011 Debt securities Domestic Government bonds JPY (¥)	Mar. 31, 2012 Debt securities Overseas Commingled funds USD ($)	Mar. 31, 2012 Debt securities Overseas Commingled funds JPY (¥)	Mar. 31, 2011 Debt securities Overseas Commingled funds JPY (¥)	Mar. 31, 2012 Debt securities Overseas Government bonds USD ($)	Mar. 31, 2012 Debt securities Overseas Government bonds JPY (¥)	Mar. 31, 2011 Debt securities Overseas Government bonds JPY (¥)	Mar. 31, 2012 Life insurance company general accounts USD ($)	Mar. 31, 2012 Life insurance company general accounts JPY (¥)	Mar. 31, 2011 Life insurance company general accounts JPY (¥)	Mar. 31, 2012 Short-term assets USD ($)	Mar. 31, 2012 Short-term assets JPY (¥)	Mar. 31, 2011 Short-term assets JPY (¥)	Mar. 31, 2012 Alternative investments Commingled funds USD ($)	Mar. 31, 2012 Alternative investments Commingled funds JPY (¥)	Mar. 31, 2011 Alternative investments Commingled funds JPY (¥)	Mar. 31, 2012 Level 1 USD ($)	Mar. 31, 2012 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 JPY (¥)	Mar. 31, 2012 Level 1 Equity securities Domestic Securities (Assets) USD ($)	Mar. 31, 2012 Level 1 Equity securities Domestic Securities (Assets) JPY (¥)	Mar. 31, 2011 Level 1 Equity securities Domestic Securities (Assets) JPY (¥)	Mar. 31, 2012 Level 1 Equity securities Overseas Securities (Assets) USD ($)	Mar. 31, 2012 Level 1 Equity securities Overseas Securities (Assets) JPY (¥)	Mar. 31, 2011 Level 1 Equity securities Overseas Securities (Assets) JPY (¥)	Mar. 31, 2012 Level 1 Short-term assets USD ($)	Mar. 31, 2012 Level 1 Short-term assets JPY (¥)	Mar. 31, 2011 Level 1 Short-term assets JPY (¥)	Mar. 31, 2012 Level 2 USD ($)	Mar. 31, 2012 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 JPY (¥)	Mar. 31, 2012 Level 2 Equity securities Domestic Commingled funds USD ($)	Mar. 31, 2012 Level 2 Equity securities Domestic Commingled funds JPY (¥)	Mar. 31, 2011 Level 2 Equity securities Domestic Commingled funds JPY (¥)	Mar. 31, 2012 Level 2 Equity securities Overseas Commingled funds USD ($)	Mar. 31, 2012 Level 2 Equity securities Overseas Commingled funds JPY (¥)	Mar. 31, 2011 Level 2 Equity securities Overseas Commingled funds JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Domestic Commingled funds USD ($)	Mar. 31, 2012 Level 2 Debt securities Domestic Commingled funds JPY (¥)	Mar. 31, 2011 Level 2 Debt securities Domestic Commingled funds JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Domestic Government bonds USD ($)	Mar. 31, 2012 Level 2 Debt securities Domestic Government bonds JPY (¥)	Mar. 31, 2011 Level 2 Debt securities Domestic Government bonds JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Overseas Commingled funds USD ($)	Mar. 31, 2012 Level 2 Debt securities Overseas Commingled funds JPY (¥)	Mar. 31, 2011 Level 2 Debt securities Overseas Commingled funds JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Overseas Government bonds USD ($)	Mar. 31, 2012 Level 2 Debt securities Overseas Government bonds JPY (¥)	Mar. 31, 2011 Level 2 Debt securities Overseas Government bonds JPY (¥)	Mar. 31, 2012 Level 2 Life insurance company general accounts USD ($)	Mar. 31, 2012 Level 2 Life insurance company general accounts JPY (¥)	Mar. 31, 2011 Level 2 Life insurance company general accounts JPY (¥)	Mar. 31, 2012 Level 2 Short-term assets USD ($)	Mar. 31, 2012 Level 2 Short-term assets JPY (¥)	Mar. 31, 2011 Level 2 Short-term assets JPY (¥)	Mar. 31, 2012 Level 2 Alternative investments Commingled funds USD ($)	Mar. 31, 2012 Level 2 Alternative investments Commingled funds JPY (¥)	Mar. 31, 2011 Level 2 Alternative investments Commingled funds JPY (¥)	Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 Alternative investments Commingled funds USD ($)	Mar. 31, 2012 Level 3 Alternative investments Commingled funds JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	$ 434,805	¥ 35,654,000	$ 422,256	¥ 34,625,000	¥ 33,929,000	$ 25,683	¥ 2,106,000	¥ 2,043,000	$ 19,963	¥ 1,637,000	¥ 1,611,000	$ 15,805	¥ 1,296,000	¥ 1,194,000	$ 47,037	¥ 3,857,000	¥ 4,263,000	$ 87,915	¥ 7,209,000	¥ 8,818,000	$ 15,220	¥ 1,248,000	¥ 531,000	$ 74,939	¥ 6,145,000	¥ 5,340,000	$ 6,841	¥ 561,000	¥ 971,000	$ 74,732	¥ 6,128,000	¥ 5,246,000	$ 32,536	¥ 2,668,000	¥ 1,961,000	$ 34,134	¥ 2,799,000	¥ 2,647,000	$ 73,280	¥ 6,009,000	¥ 5,115,000	$ 25,683	¥ 2,106,000	¥ 2,043,000	$ 15,805	¥ 1,296,000	¥ 1,194,000	$ 31,792	¥ 2,607,000	¥ 1,878,000	$ 355,184	¥ 29,125,000	¥ 29,510,000	$ 19,963	¥ 1,637,000	¥ 1,611,000	$ 47,037	¥ 3,857,000	¥ 4,263,000	$ 87,915	¥ 7,209,000	¥ 8,818,000	$ 15,220	¥ 1,248,000	¥ 531,000	$ 74,939	¥ 6,145,000	¥ 5,340,000	$ 6,841	¥ 561,000	¥ 971,000	$ 74,732	¥ 6,128,000	¥ 5,246,000	$ 744	¥ 61,000	¥ 83,000	$ 27,793	¥ 2,279,000	¥ 2,647,000	$ 6,341	¥ 520,000	$ 6,341	¥ 520,000